ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCRUED AND OTHER LIABILITIES [Abstract]
Advanced from disposal of subsidiaries	[1]			¥ 135,000
Business tax, VAT and others			¥ 75,354	71,200
Payable balance with indemnity by Xihua Group	[2]		49,800	49,800
Accrual for rental	[1]		56,194	43,431
Payable to Zhenjiang Foreign Language School			36,770	36,770
Accrued payroll and welfare			33,998	33,156
Professional service fees payable			23,716	21,841
Current portion of consideration payable for acquisitions			2,258	15,927
Accrued Interest Payable			349	11,613
Receipt in advance			6,757	7,504
Amounts due to cooperating partners			5,491	5,374
Due to former owners	[2]		1,254	¥ 1,254
Payable to Jinghan Group			25,959
Others			49,457	¥ 50,334
Total		$ 56,710	¥ 367,357	¥ 483,204

[1]	The balance as of December 31, 2014 represented a deposit related to the disposal of Jinghan Group as part of the net consideration and the disposal was completed by April 8, 2015 (See Note 23(c)).
[2]	The balance included the amounts due to former owners of subsidiaries who were no longer classified as the Group's related parties (See Note 22).